INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

11   INCOME TAXES

Under the current laws of the Cayman Islands, Tarena International is not subject to tax on its income or capital gains. For the period from its inception on October 22, 2012 to December 31, 2022, Tarena HK did not have any assessable profits arising in or derived from HK SAR. Tarena International’s PRC subsidiaries and consolidated VIEs and the subsidiaries of the VIEs file separate tax returns in the PRC. Effective from January 1, 2008, the PRC statutory income tax rate is 25% according to the Corporate Income Tax (“CIT”) Law which was passed by the National People’s Congress on March 16, 2007.

Under the CIT Law, entities that qualify as “High and New Technology Enterprise” (“HNTE”) are entitled to a preferential income tax rate of 15%. In 2015, Tarena Tech renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% from January 1, 2015 to December 31, 2017. In 2018, Tarena Tech renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% from January 1, 2018 to December 31, 2020. In 2021, Tarena Tech renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% from January 1, 2021 to December 31, 2023.

11   INCOME TAXES (CONTINUED)

One of the Chinese subsidiaries of the Company was qualified as “High and New Technology Enterprise” (“HNTE”) in 2020. And its income tax rate is 15% for the years ended December 31, 2020, 2021 and 2022.

In 2016, another Chinese subsidiary of the Company was qualified as an eligible software enterprise, and was entitled to a tax holiday of a two-year full exemption followed by a three-year 50% exemption, commencing from the year in which its taxable income is greater than zero. As a result, the income tax rate of this Chinese subsidiary for the year ended December 31, 2017 was nil, and for the years ended December 31, 2018, 2019 and 2020 was 12.5%. In December 2019, the entity was qualified as “High and New Technology Enterprise” (“HNTE”), which has a valid term of three years, thus its income tax rate was 15% in 2022.

Certain Tarena International’s subsidiaries and branches in China have been qualified as “Small Profit Enterprises” since 2017 and 2018, and therefore are entitled to enjoy a preferential income tax rate of 20% on 50% of the assessable profit before tax. From January 1, 2019, to December 31, 2020, 25% of the first RMB1.0 million of the assessable profit before tax is subject to preferentail tax rate of 20%, and the 50% of the assessable profit before tax exceeding RMB1.0 million but not exceeding RMB3.0 million is subject to preferential tax rate of 20%. From January 1, 2021 to December 31, 2021, 12.5% of the first RMB1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 50% of the assessable profit before tax exceeding RMB1.0 million but not exceeding RMB3.0 million is subject to preferential tax rate of 20%. From January 1, 2022 to December 31, 2022, 12.5% of the first RMB1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB1.0 million but not exceeding RMB3.0 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2024, 25% of the first RMB1.0 million of the assessable profit before tax is subject to the tax rate of 20% for the Company’s subsidiaries that are qualified as “Small Profit Enterprises”.

In 2017, one of the Chinese subsidiaries of the Company was established in Horgus and qualified to be entitled to a special tax holiday that from the tax year of the first operating income, the subsidiary would be exempted from enterprise income tax for five years. As a result, the income tax rate of this Chinese subsidiary for the years ended December 31, 2020, 2021 and 2022 was nil. The company was canceled in 2022.

Since the Company wound up some PRC subsidiaries for the year ended December 31, 2022, deferred tax assets consisting mainly of net operating loss carryforwards will no longer be utilizable in the future due to their cancellation. As a result, these deferred tax assets of RMB293 along with related full valuation allowance provided from prior years were written-off by the management as of December 31, 2022.

The components of (loss) income before income taxes are as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
PRC	(739,036)	(342,944)	161,340
Hong Kong	(8,280)	(1,751)	(669)
Cayman Islands	(54,913)	(13,562)	(50,283)
Taiwan	(1,549)	(1,905)	(2,318)
Canada	(2,449)	(1,561)	(2,003)
Total (loss) income before income taxes	(806,227)	(361,723)	106,067

11   INCOME TAXES (CONTINUED)

Income tax benefit (expense) consists of the following:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense	(7,397)	(12,837)	(19,961)
Deferred income tax benefit (expense)	42,431	(101,220)	(873)
Total	35,034	(114,057)	(20,834)

The actual income tax expense reported in the consolidated statements of comprehensive loss for each of the years ended December 31, 2020, 2021 and 2022 differs from the amount computed by applying the PRC statutory income tax rate to income before income taxes due to the following:

	Year Ended December 31,
	2020	2021	2022
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Impact of different tax rates in other jurisdictions	(1.8)%	(1.1)%	12.3%
Research and development bonus deduction	2.0%	3.4%	(6.1)%
Non-deductible expenses	(1.6)%	(2.0)%	7.1%
Tax impact of investment loss	—	—	(14.1)
Preferential tax rates	(11.2)%	(9.5)%	(47.4)%
Change of tax rates	(2.9)%	(5.5)%	(2.4)%
Change in valuation allowance	(5.2)%	(41.8)%	45.2%
Actual income tax expense	4.3%	(31.5)%	19.6%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2021	2022
	RMB	RMB
Deferred income tax assets:
Impairment of long-term investments	11,750	11,750
Tax loss carry forwards	281,813	354,806
Advertising expense	30,955	35,210
Others	5,326	6,069
Total deferred income tax assets	329,844	407,835
Valuation allowance	(288,844)	(367,708)
Deferred income tax assets, net	41,000	40,127
Deferred income tax liabilities:
Valuation appreciation of intangible assets	1,067	750
Deferred income tax liabilities*	1,067	750

* Deferred income tax liabilities are combined in other non-current liabilities.

11   INCOME TAXES (CONTINUED)

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	139,177	146,371	288,844
Additions of valuation allowance	46,755	168,163	79,445
Reduction of valuation allowance	(4,643)	(16,752)	(20,162)
Reversal of valuation allowance	—	(188)	(11,297)
Change of tax rates	(30,671)	(8,038)	31,171
Change of decrease related to subsidiary disposals and expiration	(4,247)	(712)	(293)
Balance at the end of the year	146,371	288,844	367,708

The valuation allowance as of December 31, 2021 and 2022 was primarily provided for the deferred income tax assets of certain Tarena International’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs, which were at cumulative loss positions. In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management has considered projected future taxable income and tax planning strategies in making this assessment. As of December 31, 2022, the Company had tax losses carryforwards of RMB2,830,342, including which from Hong Kong subsidiary of RMB6,300 that does not have an expiring date. Tax losses of RMB238,014, RMB752,012, RMB751,920, RMB661,690, and RMB420,406 will expire, if unused, by 2023, 2024, 2025,2026 and 2027, respectively.

The CIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008. Dividends relating to undistributed earnings generated prior to January 1, 2008 are exempt from such withholding income tax. The Company did not distribute any dividend for the years ended December 31, 2021 and 2022.

The Company has considered temporary differences on the book to tax differences pertaining to all investment in subsidiaries including the determination of the indefinite reinvestment assertion that would apply to each foreign subsidiary. The Company evaluated each entity’s historical, current business environment and plans to indefinitely reinvest all earnings accumulated in its respective jurisdiction for purpose of future business expansion.